Commitments and Contingencies (Details)	Jun. 30, 2018 USD ($)
Twelve months ended December 31,
2019	$ 539,707
2020	550,140
2021	560,928
2022	451,738
2023	462,984
Thereafter	433,248
Total	$ 2,998,745